Provisions - Contingent consideration provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [Line Items]
Acquisitions	€ 123	€ 131
Change in Fair value on contingent consideration	(78)	(93)
Provisions for contingent considerations [Member]
Provisions [Line Items]
Other provisions at beginning of period	318	354
Acquisitions	16	70
Provision used, other provisions	48	14
Other provisions at end of period	€ 208	€ 318